THOPMSON HINE

VIA ELECTRONIC TRANSMISSION

October 13, 2020

U.S. Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re: Neiman Funds, Files Nos. 333-102844 and 811-21290

Ladies and Gentlemen:

     On behalf of Neiman Funds, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 45 to the Trust's Registration Statement (the "Amendment"). The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933. The main purpose of this filing is to register shares of three new series of the Trust: Advisors Capital US Dividend Fund, Advisors Capital Small/Mid Cap Fund, and Advisors Capital Tactical Fixed Income Fund.

     If you have any questions, please contact Parker Bridgeport at (614) 469-3238 or Jeff Provence at (619) 588-9700 x 101.

Very truly yours, /s/ Parker Bridgeport Parker Bridgeport Counsel Thompson Hine LLP